Other Income and (Expenses) (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Schedule of other income and (expenses)

	2017	2016
Change in closure and decommissioning estimates	$(8,388)	$—
Royalties income	$574	$204
Other income	2,309	1,338
Total	$(5,505)	$1,542